UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07171

Name of Fund:  BlackRock Advantage Global Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Advantage Global Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2026

Date of reporting period: 06/30/2026

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Advantage Global Fund, Inc.

Class K Shares | MKGCX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$77	0.66%

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Class K Shares returned 31.50%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2016 through June 30, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	MSCI All Country World Index (Net)
Jul 16	$10,563	$10,431
Aug 16	$10,682	$10,466
Sep 16	$10,865	$10,530
Oct 16	$10,352	$10,351
Nov 16	$10,728	$10,430
Dec 16	$10,913	$10,655
Jan 17	$11,260	$10,947
Feb 17	$11,325	$11,254
Mar 17	$11,395	$11,392
Apr 17	$11,631	$11,569
May 17	$11,821	$11,825
Jun 17	$11,960	$11,878
Jul 17	$12,348	$12,210
Aug 17	$12,372	$12,257
Sep 17	$12,825	$12,494
Oct 17	$12,987	$12,753
Nov 17	$13,293	$13,000
Dec 17	$13,520	$13,210
Jan 18	$14,279	$13,955
Feb 18	$13,738	$13,369
Mar 18	$13,545	$13,083
Apr 18	$13,514	$13,208
May 18	$13,564	$13,224
Jun 18	$13,446	$13,153
Jul 18	$13,881	$13,549
Aug 18	$13,993	$13,656
Sep 18	$14,049	$13,715
Oct 18	$12,930	$12,687
Nov 18	$12,975	$12,873
Dec 18	$11,973	$11,966
Jan 19	$13,065	$12,911
Feb 19	$13,382	$13,256
Mar 19	$13,492	$13,423
Apr 19	$13,963	$13,876
May 19	$13,207	$13,053
Jun 19	$13,996	$13,908
Jul 19	$13,970	$13,949
Aug 19	$13,621	$13,618
Sep 19	$13,899	$13,904
Oct 19	$14,254	$14,285
Nov 19	$14,609	$14,634
Dec 19	$15,077	$15,149
Jan 20	$14,899	$14,981
Feb 20	$13,766	$13,771
Mar 20	$11,677	$11,912
Apr 20	$12,988	$13,188
May 20	$13,693	$13,762
Jun 20	$14,155	$14,202
Jul 20	$14,899	$14,953
Aug 20	$15,874	$15,868
Sep 20	$15,354	$15,356
Oct 20	$14,965	$14,983
Nov 20	$16,690	$16,830
Dec 20	$17,471	$17,611
Jan 21	$17,464	$17,531
Feb 21	$17,909	$17,937
Mar 21	$18,348	$18,416
Apr 21	$19,088	$19,222
May 21	$19,403	$19,521
Jun 21	$19,581	$19,778
Jul 21	$19,718	$19,914
Aug 21	$20,167	$20,413
Sep 21	$19,236	$19,569
Oct 21	$20,151	$20,568
Nov 21	$19,740	$20,073
Dec 21	$20,614	$20,876
Jan 22	$19,694	$19,851
Feb 22	$18,999	$19,338
Mar 22	$19,407	$19,757
Apr 22	$17,824	$18,175
May 22	$18,120	$18,197
Jun 22	$16,553	$16,663
Jul 22	$17,536	$17,826
Aug 22	$16,814	$17,170
Sep 22	$15,199	$15,526
Oct 22	$16,308	$16,463
Nov 22	$17,730	$17,740
Dec 22	$16,972	$17,042
Jan 23	$18,161	$18,264
Feb 23	$17,566	$17,740
Mar 23	$18,242	$18,287
Apr 23	$18,503	$18,550
May 23	$18,218	$18,351
Jun 23	$19,366	$19,417
Jul 23	$20,058	$20,128
Aug 23	$19,488	$19,565
Sep 23	$18,706	$18,756
Oct 23	$18,283	$18,192
Nov 23	$19,961	$19,871
Dec 23	$20,842	$20,826
Jan 24	$20,826	$20,948
Feb 24	$21,826	$21,847
Mar 24	$22,711	$22,533
Apr 24	$21,826	$21,789
May 24	$22,983	$22,674
Jun 24	$23,670	$23,179
Jul 24	$24,009	$23,553
Aug 24	$24,438	$24,151
Sep 24	$24,951	$24,713
Oct 24	$24,571	$24,158
Nov 24	$25,588	$25,061
Dec 24	$24,790	$24,468
Jan 25	$25,524	$25,289
Feb 25	$25,448	$25,137
Mar 25	$24,546	$24,144
Apr 25	$24,612	$24,369
May 25	$25,965	$25,770
Jun 25	$27,178	$26,927
Jul 25	$27,470	$27,292
Aug 25	$28,428	$27,966
Sep 25	$29,613	$28,980
Oct 25	$30,233	$29,628
Nov 25	$30,327	$29,625
Dec 25	$30,740	$29,934
Jan 26	$32,270	$30,821
Feb 26	$32,873	$31,217
Mar 26	$31,301	$28,975
Apr 26	$34,475	$31,923
May 26	$36,322	$33,570
Jun 26	$35,740	$33,301

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	31.50%	12.79%	13.58%
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

The Fund’s returns shown prior to October 26, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Global SmallCap Fund, Inc.

Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Class K Shares | MKGCX

Annual Shareholder Report — June 30, 2026

MKGCX-06/26-AR

BlackRock Advantage Global Fund, Inc.

Class R Shares | MRGSX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$140	1.21%

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Class R Shares returned 30.83%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2016 through June 30, 2026

Initial Investment of $10,000

Table Summary
	Class R Shares	MSCI All Country World Index (Net)
Jul 16	$10,554	$10,431
Aug 16	$10,662	$10,466
Sep 16	$10,842	$10,530
Oct 16	$10,323	$10,351
Nov 16	$10,693	$10,430
Dec 16	$10,869	$10,655
Jan 17	$11,209	$10,947
Feb 17	$11,265	$11,254
Mar 17	$11,327	$11,392
Apr 17	$11,554	$11,569
May 17	$11,734	$11,825
Jun 17	$11,867	$11,878
Jul 17	$12,243	$12,210
Aug 17	$12,258	$12,257
Sep 17	$12,706	$12,494
Oct 17	$12,860	$12,753
Nov 17	$13,153	$13,000
Dec 17	$13,374	$13,210
Jan 18	$14,116	$13,955
Feb 18	$13,574	$13,369
Mar 18	$13,381	$13,083
Apr 18	$13,338	$13,208
May 18	$13,388	$13,224
Jun 18	$13,267	$13,153
Jul 18	$13,681	$13,549
Aug 18	$13,788	$13,656
Sep 18	$13,838	$13,715
Oct 18	$12,732	$12,687
Nov 18	$12,770	$12,873
Dec 18	$11,776	$11,966
Jan 19	$12,844	$12,911
Feb 19	$13,155	$13,256
Mar 19	$13,252	$13,423
Apr 19	$13,712	$13,876
May 19	$12,963	$13,053
Jun 19	$13,734	$13,908
Jul 19	$13,697	$13,949
Aug 19	$13,348	$13,618
Sep 19	$13,615	$13,904
Oct 19	$13,956	$14,285
Nov 19	$14,303	$14,634
Dec 19	$14,747	$15,149
Jan 20	$14,566	$14,981
Feb 20	$13,459	$13,771
Mar 20	$11,409	$11,912
Apr 20	$12,683	$13,188
May 20	$13,361	$13,762
Jun 20	$13,813	$14,202
Jul 20	$14,529	$14,953
Aug 20	$15,471	$15,868
Sep 20	$14,958	$15,356
Oct 20	$14,566	$14,983
Nov 20	$16,245	$16,830
Dec 20	$16,998	$17,611
Jan 21	$16,982	$17,531
Feb 21	$17,413	$17,937
Mar 21	$17,828	$18,416
Apr 21	$18,542	$19,222
May 21	$18,839	$19,521
Jun 21	$18,996	$19,778
Jul 21	$19,122	$19,914
Aug 21	$19,548	$20,413
Sep 21	$18,633	$19,569
Oct 21	$19,511	$20,568
Nov 21	$19,113	$20,073
Dec 21	$19,949	$20,876
Jan 22	$19,050	$19,851
Feb 22	$18,357	$19,338
Mar 22	$18,750	$19,757
Apr 22	$17,214	$18,175
May 22	$17,486	$18,197
Jun 22	$15,969	$16,663
Jul 22	$16,915	$17,826
Aug 22	$16,206	$17,170
Sep 22	$14,647	$15,526
Oct 22	$15,708	$16,463
Nov 22	$17,061	$17,740
Dec 22	$16,331	$17,042
Jan 23	$17,464	$18,264
Feb 23	$16,893	$17,740
Mar 23	$17,531	$18,287
Apr 23	$17,769	$18,550
May 23	$17,483	$18,351
Jun 23	$18,579	$19,417
Jul 23	$19,236	$20,128
Aug 23	$18,683	$19,565
Sep 23	$17,921	$18,756
Oct 23	$17,512	$18,192
Nov 23	$19,102	$19,871
Dec 23	$19,939	$20,826
Jan 24	$19,920	$20,948
Feb 24	$20,868	$21,847
Mar 24	$21,700	$22,533
Apr 24	$20,849	$21,789
May 24	$21,942	$22,674
Jun 24	$22,590	$23,179
Jul 24	$22,899	$23,553
Aug 24	$23,306	$24,151
Sep 24	$23,770	$24,713
Oct 24	$23,403	$24,158
Nov 24	$24,360	$25,061
Dec 24	$23,597	$24,468
Jan 25	$24,274	$25,289
Feb 25	$24,195	$25,137
Mar 25	$23,326	$24,144
Apr 25	$23,371	$24,369
May 25	$24,658	$25,770
Jun 25	$25,787	$26,927
Jul 25	$26,058	$27,292
Aug 25	$26,961	$27,966
Sep 25	$28,068	$28,980
Oct 25	$28,643	$29,628
Nov 25	$28,722	$29,625
Dec 25	$29,087	$29,934
Jan 26	$30,521	$30,821
Feb 26	$31,082	$31,217
Mar 26	$29,586	$28,975
Apr 26	$32,578	$31,923
May 26	$34,298	$33,570
Jun 26	$33,737	$33,301

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	30.83%	12.17%	12.93%
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

Average annual total returns reflect reductions for distribution and service fees.

The Fund’s returns shown prior to October 26, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Global SmallCap Fund, Inc.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Class R Shares | MRGSX

Annual Shareholder Report — June 30, 2026

MRGSX-06/26-AR

BlackRock Advantage Global Fund, Inc.

Institutional Shares | MAGCX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.71%

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Institutional Shares returned 31.50%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2016 through June 30, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	MSCI All Country World Index (Net)
Jul 16	$10,563	$10,431
Aug 16	$10,682	$10,466
Sep 16	$10,865	$10,530
Oct 16	$10,352	$10,351
Nov 16	$10,728	$10,430
Dec 16	$10,913	$10,655
Jan 17	$11,260	$10,947
Feb 17	$11,325	$11,254
Mar 17	$11,395	$11,392
Apr 17	$11,631	$11,569
May 17	$11,821	$11,825
Jun 17	$11,960	$11,878
Jul 17	$12,348	$12,210
Aug 17	$12,372	$12,257
Sep 17	$12,825	$12,494
Oct 17	$12,987	$12,753
Nov 17	$13,293	$13,000
Dec 17	$13,520	$13,210
Jan 18	$14,279	$13,955
Feb 18	$13,738	$13,369
Mar 18	$13,545	$13,083
Apr 18	$13,508	$13,208
May 18	$13,564	$13,224
Jun 18	$13,446	$13,153
Jul 18	$13,874	$13,549
Aug 18	$13,986	$13,656
Sep 18	$14,042	$13,715
Oct 18	$12,930	$12,687
Nov 18	$12,973	$12,873
Dec 18	$11,966	$11,966
Jan 19	$13,057	$12,911
Feb 19	$13,374	$13,256
Mar 19	$13,484	$13,423
Apr 19	$13,955	$13,876
May 19	$13,199	$13,053
Jun 19	$13,987	$13,908
Jul 19	$13,961	$13,949
Aug 19	$13,613	$13,618
Sep 19	$13,884	$13,904
Oct 19	$14,246	$14,285
Nov 19	$14,599	$14,634
Dec 19	$15,060	$15,149
Jan 20	$14,882	$14,981
Feb 20	$13,750	$13,771
Mar 20	$11,664	$11,912
Apr 20	$12,974	$13,188
May 20	$13,671	$13,762
Jun 20	$14,139	$14,202
Jul 20	$14,882	$14,953
Aug 20	$15,850	$15,868
Sep 20	$15,330	$15,356
Oct 20	$14,942	$14,983
Nov 20	$16,663	$16,830
Dec 20	$17,450	$17,611
Jan 21	$17,436	$17,531
Feb 21	$17,881	$17,937
Mar 21	$18,319	$18,416
Apr 21	$19,057	$19,222
May 21	$19,372	$19,521
Jun 21	$19,543	$19,778
Jul 21	$19,680	$19,914
Aug 21	$20,130	$20,413
Sep 21	$19,201	$19,569
Oct 21	$20,115	$20,568
Nov 21	$19,704	$20,073
Dec 21	$20,571	$20,876
Jan 22	$19,653	$19,851
Feb 22	$18,952	$19,338
Mar 22	$19,366	$19,757
Apr 22	$17,787	$18,175
May 22	$18,074	$18,197
Jun 22	$16,511	$16,663
Jul 22	$17,500	$17,826
Aug 22	$16,774	$17,170
Sep 22	$15,163	$15,526
Oct 22	$16,269	$16,463
Nov 22	$17,680	$17,740
Dec 22	$16,927	$17,042
Jan 23	$18,113	$18,264
Feb 23	$17,520	$17,740
Mar 23	$18,194	$18,287
Apr 23	$18,446	$18,550
May 23	$18,170	$18,351
Jun 23	$19,307	$19,417
Jul 23	$20,006	$20,128
Aug 23	$19,429	$19,565
Sep 23	$18,657	$18,756
Oct 23	$18,227	$18,192
Nov 23	$19,900	$19,871
Dec 23	$20,774	$20,826
Jan 24	$20,758	$20,948
Feb 24	$21,755	$21,847
Mar 24	$22,637	$22,533
Apr 24	$21,755	$21,789
May 24	$22,909	$22,674
Jun 24	$23,594	$23,179
Jul 24	$23,932	$23,553
Aug 24	$24,360	$24,151
Sep 24	$24,863	$24,713
Oct 24	$24,492	$24,158
Nov 24	$25,498	$25,061
Dec 24	$24,707	$24,468
Jan 25	$25,429	$25,289
Feb 25	$25,354	$25,137
Mar 25	$24,454	$24,144
Apr 25	$24,520	$24,369
May 25	$25,869	$25,770
Jun 25	$27,068	$26,927
Jul 25	$27,368	$27,292
Aug 25	$28,324	$27,966
Sep 25	$29,504	$28,980
Oct 25	$30,113	$29,628
Nov 25	$30,207	$29,625
Dec 25	$30,612	$29,934
Jan 26	$32,137	$30,821
Feb 26	$32,737	$31,217
Mar 26	$31,171	$28,975
Apr 26	$34,333	$31,923
May 26	$36,163	$33,570
Jun 26	$35,594	$33,301

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	31.50%	12.74%	13.54%
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

The Fund’s returns shown prior to October 26, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Global SmallCap Fund, Inc.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Institutional Shares | MAGCX

Annual Shareholder Report — June 30, 2026

MAGCX-06/26-AR

BlackRock Advantage Global Fund, Inc.

Investor A Shares | MDGCX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$111	0.96%

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Investor A Shares returned 31.14%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2016 through June 30, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	MSCI All Country World Index (Net)
Jul 16	$10,003	$10,431
Aug 16	$10,111	$10,466
Sep 16	$10,283	$10,530
Oct 16	$9,795	$10,351
Nov 16	$10,147	$10,430
Dec 16	$10,317	$10,655
Jan 17	$10,644	$10,947
Feb 17	$10,703	$11,254
Mar 17	$10,767	$11,392
Apr 17	$10,985	$11,569
May 17	$11,157	$11,825
Jun 17	$11,284	$11,878
Jul 17	$11,648	$12,210
Aug 17	$11,666	$12,257
Sep 17	$12,093	$12,494
Oct 17	$12,243	$12,753
Nov 17	$12,529	$13,000
Dec 17	$12,742	$13,210
Jan 18	$13,449	$13,955
Feb 18	$12,939	$13,369
Mar 18	$12,748	$13,083
Apr 18	$12,717	$13,208
May 18	$12,767	$13,224
Jun 18	$12,650	$13,153
Jul 18	$13,050	$13,549
Aug 18	$13,154	$13,656
Sep 18	$13,203	$13,715
Oct 18	$12,151	$12,687
Nov 18	$12,194	$12,873
Dec 18	$11,249	$11,966
Jan 19	$12,271	$12,911
Feb 19	$12,564	$13,256
Mar 19	$12,667	$13,423
Apr 19	$13,101	$13,876
May 19	$12,392	$13,053
Jun 19	$13,126	$13,908
Jul 19	$13,101	$13,949
Aug 19	$12,769	$13,618
Sep 19	$13,024	$13,904
Oct 19	$13,356	$14,285
Nov 19	$13,685	$14,634
Dec 19	$14,121	$15,149
Jan 20	$13,952	$14,981
Feb 20	$12,886	$13,771
Mar 20	$10,929	$11,912
Apr 20	$12,151	$13,188
May 20	$12,808	$13,762
Jun 20	$13,237	$14,202
Jul 20	$13,932	$14,953
Aug 20	$14,836	$15,868
Sep 20	$14,342	$15,356
Oct 20	$13,978	$14,983
Nov 20	$15,586	$16,830
Dec 20	$16,316	$17,611
Jan 21	$16,302	$17,531
Feb 21	$16,714	$17,937
Mar 21	$17,120	$18,416
Apr 21	$17,809	$19,222
May 21	$18,099	$19,521
Jun 21	$18,255	$19,778
Jul 21	$18,376	$19,914
Aug 21	$18,791	$20,413
Sep 21	$17,922	$19,569
Oct 21	$18,768	$20,568
Nov 21	$18,384	$20,073
Dec 21	$19,190	$20,876
Jan 22	$18,333	$19,851
Feb 22	$17,675	$19,338
Mar 22	$18,048	$19,757
Apr 22	$16,580	$18,175
May 22	$16,842	$18,197
Jun 22	$15,382	$16,663
Jul 22	$16,295	$17,826
Aug 22	$15,624	$17,170
Sep 22	$14,111	$15,526
Oct 22	$15,146	$16,463
Nov 22	$16,452	$17,740
Dec 22	$15,749	$17,042
Jan 23	$16,846	$18,264
Feb 23	$16,298	$17,740
Mar 23	$16,919	$18,287
Apr 23	$17,153	$18,550
May 23	$16,887	$18,351
Jun 23	$17,944	$19,417
Jul 23	$18,581	$20,128
Aug 23	$18,048	$19,565
Sep 23	$17,322	$18,756
Oct 23	$16,927	$18,192
Nov 23	$18,468	$19,871
Dec 23	$19,280	$20,826
Jan 24	$19,264	$20,948
Feb 24	$20,189	$21,847
Mar 24	$20,999	$22,533
Apr 24	$20,172	$21,789
May 24	$21,237	$22,674
Jun 24	$21,867	$23,179
Jul 24	$22,178	$23,553
Aug 24	$22,571	$24,151
Sep 24	$23,030	$24,713
Oct 24	$22,678	$24,158
Nov 24	$23,611	$25,061
Dec 24	$22,868	$24,468
Jan 25	$23,534	$25,289
Feb 25	$23,459	$25,137
Mar 25	$22,625	$24,144
Apr 25	$22,681	$24,369
May 25	$23,927	$25,770
Jun 25	$25,033	$26,927
Jul 25	$25,296	$27,292
Aug 25	$26,177	$27,966
Sep 25	$27,255	$28,980
Oct 25	$27,817	$29,628
Nov 25	$27,901	$29,625
Dec 25	$28,272	$29,934
Jan 26	$29,671	$30,821
Feb 26	$30,223	$31,217
Mar 26	$28,772	$28,975
Apr 26	$31,684	$31,923
May 26	$33,360	$33,570
Jun 26	$32,829	$33,301

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	31.14%	12.45%	13.23%
Investor A Shares (with sales charge)...
	24.25	11.25	12.62
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund’s returns shown prior to October 26, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Global SmallCap Fund, Inc.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Investor A Shares | MDGCX

Annual Shareholder Report — June 30, 2026

MDGCX-06/26-AR

BlackRock Advantage Global Fund, Inc.

Investor C Shares | MCGCX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$197	1.71%

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Investor C Shares returned 30.21%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2016 through June 30, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	MSCI All Country World Index (Net)
Jul 16	$10,551	$10,431
Aug 16	$10,656	$10,466
Sep 16	$10,832	$10,530
Oct 16	$10,309	$10,351
Nov 16	$10,678	$10,430
Dec 16	$10,843	$10,655
Jan 17	$11,179	$10,947
Feb 17	$11,234	$11,254
Mar 17	$11,295	$11,392
Apr 17	$11,515	$11,569
May 17	$11,691	$11,825
Jun 17	$11,818	$11,878
Jul 17	$12,187	$12,210
Aug 17	$12,198	$12,257
Sep 17	$12,639	$12,494
Oct 17	$12,782	$12,753
Nov 17	$13,074	$13,000
Dec 17	$13,285	$13,210
Jan 18	$14,017	$13,955
Feb 18	$13,480	$13,369
Mar 18	$13,277	$13,083
Apr 18	$13,230	$13,208
May 18	$13,269	$13,224
Jun 18	$13,145	$13,153
Jul 18	$13,558	$13,549
Aug 18	$13,651	$13,656
Sep 18	$13,698	$13,715
Oct 18	$12,599	$12,687
Nov 18	$12,626	$12,873
Dec 18	$11,642	$11,966
Jan 19	$12,690	$12,911
Feb 19	$12,989	$13,256
Mar 19	$13,086	$13,423
Apr 19	$13,529	$13,876
May 19	$12,787	$13,053
Jun 19	$13,537	$13,908
Jul 19	$13,505	$13,949
Aug 19	$13,158	$13,618
Sep 19	$13,408	$13,904
Oct 19	$13,739	$14,285
Nov 19	$14,075	$14,634
Dec 19	$14,508	$15,149
Jan 20	$14,320	$14,981
Feb 20	$13,225	$13,771
Mar 20	$11,206	$11,912
Apr 20	$12,448	$13,188
May 20	$13,119	$13,762
Jun 20	$13,552	$14,202
Jul 20	$14,247	$14,953
Aug 20	$15,170	$15,868
Sep 20	$14,655	$15,356
Oct 20	$14,271	$14,983
Nov 20	$15,900	$16,830
Dec 20	$16,640	$17,611
Jan 21	$16,615	$17,531
Feb 21	$17,027	$17,937
Mar 21	$17,431	$18,416
Apr 21	$18,112	$19,222
May 21	$18,398	$19,521
Jun 21	$18,549	$19,778
Jul 21	$18,658	$19,914
Aug 21	$19,069	$20,413
Sep 21	$18,174	$19,569
Oct 21	$19,020	$20,568
Nov 21	$18,617	$20,073
Dec 21	$19,423	$20,876
Jan 22	$18,538	$19,851
Feb 22	$17,866	$19,338
Mar 22	$18,232	$19,757
Apr 22	$16,736	$18,175
May 22	$16,990	$18,197
Jun 22	$15,514	$16,663
Jul 22	$16,420	$17,826
Aug 22	$15,729	$17,170
Sep 22	$14,202	$15,526
Oct 22	$15,230	$16,463
Nov 22	$16,544	$17,740
Dec 22	$15,828	$17,042
Jan 23	$16,911	$18,264
Feb 23	$16,354	$17,740
Mar 23	$16,963	$18,287
Apr 23	$17,189	$18,550
May 23	$16,911	$18,351
Jun 23	$17,963	$19,417
Jul 23	$18,592	$20,128
Aug 23	$18,035	$19,565
Sep 23	$17,303	$18,756
Oct 23	$16,890	$18,192
Nov 23	$18,427	$19,871
Dec 23	$19,227	$20,826
Jan 24	$19,196	$20,948
Feb 24	$20,096	$21,847
Mar 24	$20,892	$22,533
Apr 24	$20,065	$21,789
May 24	$21,112	$22,674
Jun 24	$21,720	$23,179
Jul 24	$22,029	$23,553
Aug 24	$22,419	$24,151
Sep 24	$22,874	$24,713
Oct 24	$22,525	$24,158
Nov 24	$23,452	$25,061
Dec 24	$22,714	$24,468
Jan 25	$23,375	$25,289
Feb 25	$23,300	$25,137
Mar 25	$22,472	$24,144
Apr 25	$22,528	$24,369
May 25	$23,766	$25,770
Jun 25	$24,864	$26,927
Jul 25	$25,125	$27,292
Aug 25	$26,000	$27,966
Sep 25	$27,071	$28,980
Oct 25	$27,629	$29,628
Nov 25	$27,713	$29,625
Dec 25	$28,081	$29,934
Jan 26	$29,471	$30,821
Feb 26	$30,019	$31,217
Mar 26	$28,578	$28,975
Apr 26	$31,470	$31,923
May 26	$33,135	$33,570
Jun 26	$32,607	$33,301

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	30.21%	11.61%	12.55%
Investor C Shares (with sales charge)...
	29.21	11.61	12.55
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund’s returns shown prior to October 26, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Global SmallCap Fund, Inc.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Investor C Shares | MCGCX

Annual Shareholder Report — June 30, 2026

MCGCX-06/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Global Fund, Inc.	$36,771	$36,593	$0	$0	$16,300	$16,300	$416	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Global Fund, Inc.	$16,716	$16,300

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Annual Financial
Statements and Additional
Information
BlackRock Advantage Global Fund, Inc.
BlackRock International Select Equity Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
June 30, 2026
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 2.3%
BHP Group Ltd. ............... 46,821 $ 1,951,170
CSL Ltd. .................... 6,571 524,266
Fortescue Ltd. ................ 200,506 2,668,792
Glencore plc ................. 151,131 1,030,476
Macquarie Group Ltd. ........... 16,620 2,889,288
QBE Insurance Group Ltd. ....... 22,379 389,286
Rio Tinto plc ................. 31,293 2,960,468
Santos Ltd. .................. 301,061 1,493,529
13,907,275
Brazil — 0.6%
B3 SA - Brasil Bolsa Balcao ....... 538,622 1,514,982
Lojas Renner SA .............. 266,819 763,920
MBRF Global Foods Co. SA ...... 232,645 793,164
Seguridade Participacoes SA ...... 76,859 581,844
3,653,910
Canada — 2.2%
Barrick Mining Corp. ............ 109,433 4,023,925
Brookfield Corp. , Class A ......... 36,194 1,544,226
Power Corp. of Canada ......... 23,520 1,466,341
Suncor Energy, Inc. ............ 73,485 3,953,397
TELUS Corp. ................ 249,168 2,635,304
13,623,193
China — 3.6%
Alibaba Group Holding Ltd. ....... 330,300 3,959,786
Aluminum Corp. of China Ltd. , Class H 654,000 628,116
Focus Media Information Technology
Co. Ltd. , Class A ............ 1,337,251 955,145
Huaneng Power International, Inc. ,
Class A .................. 1,360,800 1,523,912
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd. ,
Class A
(a)
................. 684,000 450,062
Luzhou Laojiao Co. Ltd. , Class A ... 168,350 1,927,100
Midea Group Co. Ltd. , Class A ..... 194,220 2,163,610
PetroChina Co. Ltd. , Class H ...... 348,000 375,583
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd. , Class A ............ 163,002 2,629,808
Tencent Holdings Ltd. ........... 106,900 5,899,015
Zhejiang China Commodities City
Group Co. Ltd. , Class A ....... 772,700 1,159,521
ZTE Corp. , Class H ............ 254,800 747,978
22,419,636
Denmark — 0.0%
Danske Bank A/S .............. 4,861 260,562
Finland — 0.3%
Nordea Bank Abp ............. 110,678 2,100,327
France — 2.1%
AXA SA .................... 99,370 4,979,375
Carrefour SA ................. 45,757 849,478
Cie de Saint-Gobain SA ......... 7,391 670,234
Engie SA ................... 21,474 675,884
LVMH Moet Hennessy Louis Vuitton SE 1,639 906,466
Publicis Groupe SA ............ 31,105 3,073,886
Sanofi SA ................... 17,700 1,513,414
12,668,737
Germany — 0.8%
BASF SE ................... 22,952 1,226,856
Deutsche Bank AG (Registered) .... 66,211 2,242,368
Deutsche Post AG ............. 17,124 1,041,078
Security
Shares
Shares Value
Germany (continued)
Innio NV
(a)
................... 10,438 $ 412,823
4,923,125
Guatemala — 0.2%
Millicom International Cellular SA ... 12,825 1,163,997
Hong Kong — 0.8%
AIA Group Ltd. ............... 518,520 4,747,172
India — 1.0%
Alkem Laboratories Ltd. ......... 2,627 154,611
Birlasoft Ltd. ................. 20,414 61,880
DLF Ltd. .................... 84,015 551,423
Larsen & Toubro Ltd. ........... 31,235 1,369,568
Lupin Ltd. ................... 9,404 240,360
Multi Commodity Exchange of India
Ltd. ..................... 18,705 562,298
SBI Life Insurance Co. Ltd.
(b) (c)
..... 9,831 183,497
Tata Consultancy Services Ltd. .... 67,294 1,446,383
Vedanta Ltd. ................. 505,366 1,504,818
Voltas Ltd. .................. 13,026 176,151
6,250,989
Indonesia — 0.0%
Bank Mandiri Persero Tbk. PT ..... 874,700 188,661
Ireland — 0.7%
Accenture plc , Class A .......... 17,706 2,203,335
AerCap Holdings NV ........... 14,309 2,085,966
4,289,301
Italy — 2.2%
Banca Monte dei Paschi di Siena SpA 120,301 1,495,031
Enel SpA ................... 402,649 4,618,541
Generali .................... 53,282 2,597,652
Intesa Sanpaolo SpA ........... 230,806 1,586,396
Nexi SpA
(b) (c)
................. 78,242 316,756
Saipem SpA ................. 372,086 1,870,660
UniCredit SpA ................ 11,072 992,259
13,477,295
Japan — 3.8%
ENEOS Holdings, Inc. .......... 337,700 2,499,780
Fujitsu Ltd. .................. 41,000 814,670
Hitachi Ltd. .................. 55,800 1,544,326
Kioxia Holdings Corp.
(a)
.......... 900 523,107
Mitsubishi Heavy Industries Ltd. .... 69,200 1,572,411
Murata Manufacturing Co. Ltd. ..... 49,200 3,531,813
NEC Corp. .................. 90,100 2,175,222
Nintendo Co. Ltd. .............. 17,000 714,680
Obayashi Corp. ............... 25,700 519,359
SoftBank Group Corp. .......... 6,700 248,525
Sony Group Corp. ............. 124,000 2,495,384
Tokyo Electron Ltd. ............ 14,100 6,836,444
23,475,721
Malaysia — 0.0%
YTL Corp. Bhd. ............... 159,600 80,265
Mexico — 0.1%
Wal-Mart de Mexico SAB de CV
(d)
... 105,036 308,546
Netherlands — 0.3%
Argenx SE
(a)
................. 209 193,714
Koninklijke Philips NV ........... 22,809 620,283
Nebius Group NV , Class A
(a)
...... 2,900 800,893
1,614,890

Schedule of Investments
(continued)
June 30, 2026
BlackRock Advantage Global Fund, Inc.
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Norway — 0.2%
DNB Bank ASA ............... 39,906 $ 1,188,091
Poland — 0.1%
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 16,914 464,409
Russia — 0.0%
(a)(e)
Alrosa PJSC ................. 18,331 2
Mobile TeleSystems PJSC ........ 3,760 1
3
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 11,600 587,364
South Korea — 2.4%
KCC Corp. .................. 618 197,369
Kia Corp. ................... 12,603 1,138,274
LG Display Co. Ltd.
(a)
........... 23,808 179,385
NAVER Corp. ................ 5,131 665,766
Samsung Electronics Co. Ltd. ..... 30,253 6,713,057
SK Hynix, Inc. ................ 3,391 5,983,700
14,877,551
Spain — 0.9%
Banco de Sabadell SA .......... 546,029 1,934,820
Iberdrola SA ................. 150,164 3,737,519
5,672,339
Sweden — 0.3%
Svenska Handelsbanken AB , Class A 115,882 1,705,240
Switzerland — 1.1%
ABB Ltd. (Registered) ........... 61,330 6,671,437
Taiwan — 3.8%
Asustek Computer, Inc.
(a)
......... 57,000 1,264,979
Bizlink Holding, Inc. ............ 13,286 814,169
Chroma ATE, Inc. .............. 48,000 3,335,686
Hon Hai Precision Industry Co. Ltd. .. 303,000 2,417,847
MediaTek, Inc. ................ 7,354 1,002,091
Quanta Computer, Inc.
(a)
......... 461,000 5,374,571
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 117,000 9,230,163
23,439,506
United Kingdom — 3.0%
AstraZeneca plc .............. 9,746 1,819,620
BAE Systems plc .............. 114,294 2,800,961
BP plc ..................... 266,026 1,639,717
HSBC Holdings plc ............ 101,377 1,916,968
Imperial Brands plc ............ 20,333 751,485
International Consolidated Airlines
Group SA ................. 159,412 1,008,954
Intertek Group plc ............. 19,005 1,462,968
NatWest Group plc ............. 47,451 418,705
Next plc .................... 12,112 2,336,924
Reckitt Benckiser Group plc ....... 55,520 3,616,217
Smiths Group plc .............. 21,632 734,833
18,507,352
United States — 64.4%
3M Co. ..................... 44,212 7,158,365
AbbVie, Inc. ................. 11,595 2,917,766
Advanced Micro Devices, Inc.
(a)
.... 1,562 907,381
AECOM .................... 14,885 1,038,973
Alexandria Real Estate Equities, Inc. . 35,673 1,885,318
Alphabet, Inc. , Class A .......... 40,615 14,514,582
Alphabet, Inc. , Class C .......... 34,036 12,025,940
Altria Group, Inc. .............. 81,244 5,845,506
Security
Shares
Shares Value
United States (continued)
Amazon.com, Inc.
(a)
............ 45,739 $ 10,901,433
AMETEK, Inc. ................ 21,932 5,306,228
Amgen, Inc. ................. 4,081 1,477,812
Analog Devices, Inc. ............ 9,798 3,891,472
Annaly Capital Management, Inc. ... 46,410 1,037,728
Anthropic PBC , Series H , (Acquired
05/28/26 , cost $ 1,520,234 )
(a) (e) (f)
.. 2,581 1,520,234
Apple, Inc. .................. 109,987 31,825,838
Applied Materials, Inc. .......... 16,292 11,779,116
AT&T, Inc. ................... 62,842 1,300,829
Bank of America Corp. .......... 195,334 11,130,131
Booking Holdings, Inc. .......... 19,873 3,542,164
BorgWarner, Inc. .............. 36,578 2,428,779
Bristol-Myers Squibb Co. ......... 58,740 3,384,599
Broadcom, Inc. ............... 33,399 12,616,472
Caterpillar, Inc. ............... 5,361 5,708,929
Cerebras Systems, Inc. , Class A
(a) (d)
. 853 188,513
Charles Schwab Corp. (The) ...... 37,759 3,484,023
Chevron Corp. ................ 46,561 7,717,951
Citigroup, Inc. ................ 39,130 5,476,635
CME Group, Inc. , Class A ........ 5,860 1,294,064
Coinbase Global, Inc. , Class A
(a)
.... 1,711 250,131
Comcast Corp. , Class A ......... 165,329 4,058,827
Conagra Brands, Inc. ........... 212,758 2,863,723
CoreWeave, Inc. , Class A
(a)
....... 8,224 818,617
Crown Castle, Inc. ............. 26,688 2,021,082
Danaher Corp. ............... 8,111 1,544,983
Devon Energy Corp. ............ 26,988 1,115,144
Eli Lilly & Co. ................ 5,119 6,139,882
Equinix, Inc. ................. 1,289 1,343,641
Experian plc ................. 48,218 1,625,121
Exxon Mobil Corp. ............. 18,194 2,487,484
Gilead Sciences, Inc. ........... 9,621 1,215,517
Goldman Sachs Group, Inc. (The) .. 4,557 4,608,813
HCA Healthcare, Inc. ........... 1,500 584,835
Honeywell Aerospace, Inc.
(a)
...... 13,753 3,040,403
Honeywell International, Inc. ...... 13,753 3,079,185
Host Hotels & Resorts, Inc. ....... 52,389 1,242,143
Intuit, Inc. ................... 6,627 1,729,647
JPMorgan Chase & Co. ......... 32,035 10,486,017
Lam Research Corp. ........... 14,722 6,379,484
Lockheed Martin Corp. .......... 8,679 4,421,603
LyondellBasell Industries NV , Class A 49,534 2,607,965
MasTec, Inc.
(a)
................ 7,716 3,210,319
Meta Platforms, Inc. , Class A ...... 11,302 6,366,304
Micron Technology, Inc. .......... 8,204 9,469,795
Microsoft Corp. ............... 52,552 19,602,947
Moderna, Inc.
(a)
............... 4,367 305,821
Monday.com Ltd.
(a)
............. 5,645 408,642
Morgan Stanley ............... 29,888 6,247,787
Motorola Solutions, Inc. ......... 11,797 4,899,176
Newmont Corp. ............... 22,981 2,146,425
Northrop Grumman Corp. ........ 4,645 2,365,745
NVIDIA Corp. ................ 152,632 30,540,137
Oracle Corp. ................. 3,760 551,028
Pfizer, Inc. .................. 339,656 8,178,916
Procter & Gamble Co. (The) ...... 44,267 6,491,313
Quantinuum, Inc. , Class A
(a)
....... 2,331 190,536
Regeneron Pharmaceuticals, Inc. ... 944 588,622
RTX Corp. .................. 17,600 3,339,248
Sempra .................... 9,512 881,858
ServiceNow, Inc.
(a)
............. 23,299 2,313,125
Shell plc .................... 196,934 7,651,869
Skyworks Solutions, Inc. ......... 35,597 2,413,477

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
June 30, 2026
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Space Exploration Technologies Corp. ,
Class A
(a)
................. 27,327 $ 4,669,091
Take-Two Interactive Software, Inc.
(a)
. 11,099 2,774,528
Tesla, Inc.
(a)
.................. 10,969 4,613,561
Texas Instruments, Inc. .......... 19,103 5,694,031
Thermo Fisher Scientific, Inc. ...... 1,830 917,489
TransDigm Group, Inc. .......... 4,628 6,164,681
Travelers Cos., Inc. (The) ........ 2,997 989,370
United Parcel Service, Inc. , Class B . 21,146 2,273,195
UnitedHealth Group, Inc. ......... 10,971 4,559,877
US Bancorp ................. 27,058 1,634,303
Veeva Systems, Inc. , Class A
(a)
.... 6,952 1,233,771
VeriSign, Inc. ................ 8,355 2,101,784
Verizon Communications, Inc. ..... 97,601 4,132,426
Vertex Pharmaceuticals, Inc.
(a)
..... 876 435,135
Warner Bros Discovery, Inc.
(a)
..... 13,490 359,643
396,687,003
Total Common Stocks — 97.3%
(Cost: $ 435,196,813 ) ............................. 598,953,897
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.0%
Marcopolo SA (Preference) ....... 233,505 269,587
Usinas Siderurgicas de Minas Gerais S
(Preference)
(a)
.............. 127,667 208,479
478,066
Germany — 0.1%
Volkswagen AG (Preference) ...... 6,540 524,648
Total Preferred Securities — 0.1%
(Cost: $ 1,057,377 ) .............................. 1,002,714
Total Long-Term Investments — 97 .4%
(Cost: $ 436,254,190 ) ............................. 599,956,611
Short-Term Securities
Money Market Funds — 1.4%
(g)(h)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 3.82%
(i)
..... 206,438 206,500
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54% ...... 8,344,343 8,344,343
Total Short-Term Securities — 1 .4%
(Cost: $ 8,550,841 ) .............................. 8,550,843
Total Investments — 98.8%
(Cost: $ 444,805,031 ) ............................. 608,507,454
Other Assets Less Liabilities — 1.2% ................... 7,090,779
Net Assets — 100.0% .............................. $ 615,598,233
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,520,234, representing 0.25% of its net assets as of period end, and an original cost of $1,520,234.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
June 30, 2026
BlackRock Advantage Global Fund, Inc.
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
06/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 206,563
(a)
$ — $ (65) $ 2 $ 206,500 206,438 $ 5,788
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 9,845,942 — (1,501,599)
(a)
— — 8,344,343 8,344,343 277,366 —
$ (65) $ 2 $ 8,550,843 $ 283,154 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
June 30, 2026
BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 19 09/18/26 $ 2,988 $ (4,198)
MSCI Emerging Markets Index ................................................. 15 09/18/26 1,318 (10,890)
S&P 500 E-Mini Index ....................................................... 21 09/18/26 7,926 2,965
$ (12,123)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,965 $ — $ — $ — $ 2,965
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 15,088 $ — $ — $ — $ 15,088
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,880,027 $ — $ — $ — $ 1,880,027
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (203,705) $ — $ — $ — $ (203,705)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,158,480

Schedule of Investments
(continued)
June 30, 2026
BlackRock Advantage Global Fund, Inc.
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 13,907,275 $ — $ 13,907,275
Brazil ............................................... 3,653,910 — — 3,653,910
Canada ............................................. 13,623,193 — — 13,623,193
China ............................................... — 22,419,636 — 22,419,636
Denmark ............................................. — 260,562 — 260,562
Finland .............................................. — 2,100,327 — 2,100,327
France .............................................. — 12,668,737 — 12,668,737
Germany ............................................ 412,823 4,510,302 — 4,923,125
Guatemala ........................................... 1,163,997 — — 1,163,997
Hong Kong ........................................... — 4,747,172 — 4,747,172
India ............................................... — 6,250,989 — 6,250,989
Indonesia ............................................ — 188,661 — 188,661
Ireland .............................................. 4,289,301 — — 4,289,301
Italy ................................................ — 13,477,295 — 13,477,295
Japan ............................................... — 23,475,721 — 23,475,721
Malaysia ............................................. — 80,265 — 80,265
Mexico .............................................. 308,546 — — 308,546
Netherlands ........................................... 800,893 813,997 — 1,614,890
Norway .............................................. — 1,188,091 — 1,188,091
Poland .............................................. — 464,409 — 464,409
Russia .............................................. — — 3 3
Singapore ............................................ — 587,364 — 587,364
South Korea .......................................... — 14,877,551 — 14,877,551
Spain ............................................... — 5,672,339 — 5,672,339
Sweden ............................................. — 1,705,240 — 1,705,240
Switzerland ........................................... — 6,671,437 — 6,671,437
Taiwan .............................................. — 23,439,506 — 23,439,506
United Kingdom ........................................ — 18,507,352 — 18,507,352
United States .......................................... 385,889,779 9,276,990 1,520,234 396,687,003
Preferred Securities
Brazil ............................................... 478,066 — — 478,066
Germany ............................................ — 524,648 — 524,648
Short-Term Securities
Money Market Funds ...................................... 8,550,843 — — 8,550,843
$ 419,171,351 $ 187,815,866 $ 1,520,237 $ 608,507,454
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,965 $ — $ — $ 2,965
Liabilities
Equity contracts ........................................... (15,088) — — (15,088)
$ (12,123) $ — $ — $ (12,123)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
June 30, 2026
BlackRock International Select Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Austria — 3.2%
Erste Group Bank AG ........... 29,784 $ 3,986,229
Belgium — 1.7%
UCB SA .................... 6,919 2,071,349
Denmark — 1.2%
Chemometec A/S .............. 25,637 1,423,841
Finland — 1.3%
Kone OYJ , Class B ............ 27,863 1,584,987
France — 8.7%
Airbus SE ................... 11,131 2,476,556
Engie SA ................... 102,007 3,210,622
Safran SA ................... 9,445 3,722,096
TotalEnergies SE .............. 16,661 1,288,320
10,697,594
Germany — 10.4%
MTU Aero Engines AG .......... 6,325 2,635,648
Siemens AG (Registered) ........ 4,298 1,381,838
Siemens Energy AG ............ 21,820 4,159,798
Symrise AG , Class A ........... 19,372 1,943,203
Talanx AG ................... 20,473 2,589,519
12,710,006
Ireland — 3.1%
AIB Group plc ................ 324,954 3,819,018
Italy — 7.4%
Intesa Sanpaolo SpA ........... 351,084 2,413,102
Poste Italiane SpA
(a)
............ 64,695 2,117,690
UniCredit SpA ................ 50,207 4,499,489
9,030,281
Japan — 18.7%
Advantest Corp. ............... 20,300 4,176,287
Fujikura Ltd. ................. 110,000 4,360,606
Hitachi Ltd. .................. 57,700 1,596,911
Micronics Japan Co. Ltd. ......... 16,300 1,730,458
Mitsubishi UFJ Financial Group, Inc. . 149,200 2,972,502
Murata Manufacturing Co. Ltd. ..... 20,500 1,471,589
Renesas Electronics Corp. ....... 89,700 2,768,936
Rigaku Holdings Corp. .......... 64,300 1,002,410
Tokyo Electron Ltd. ............ 6,000 2,909,125
22,988,824
Netherlands — 13.5%
ABN AMRO Bank NV , CVA
(a)
...... 104,028 4,424,502
ASM International NV ........... 3,428 3,942,137
ASML Holding NV ............. 2,739 5,423,702
BE Semiconductor Industries NV ... 8,516 2,812,428
16,602,769
Norway — 1.3%
Kongsberg Gruppen ASA ........ 52,461 1,580,958
Singapore — 0.7%
Sea Ltd. , ADR, Class A
(b)
......... 8,583 822,509
Spain — 2.1%
CaixaBank SA ................ 184,158 2,609,182
Sweden — 1.7%
Sandvik AB .................. 51,073 2,109,068
Switzerland — 7.4%
ABB Ltd. (Registered) ........... 23,886 2,598,303
Belimo Holding AG (Registered) .... 2,605 2,929,004
Security
Shares
Shares Value
Switzerland (continued)
Cie Financiere Richemont SA
(Registered) ............... 5,596 $ 1,291,716
Galderma Group AG ............ 9,804 2,229,896
9,048,919
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 77,000 6,074,552
United Kingdom — 7.6%
Halma plc ................... 46,437 2,427,187
Lloyds Banking Group plc ........ 3,381,161 4,948,424
NatWest Group plc ............. 150,410 1,327,211
Wise Group plc , Class A
(b)
........ 50,715 607,945
9,310,767
United States — 3.1%
Mastercard, Inc. , Class A ......... 4,520 2,321,472
Novartis AG (Registered) ........ 9,100 1,422,261
3,743,733
Total Long-Term Investments — 98.0%
(Cost: $ 89,441,734 ) .............................. 120,214,586
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54%
(c) (d)
.... 404,083 404,083
Total Short-Term Securities — 0 .3%
(Cost: $ 404,083 ) ................................ 404,083
Total Investments — 98.3%
(Cost: $ 89,845,817 ) .............................. 120,618,669
Other Assets Less Liabilities — 1.7% ................... 2,061,188
Net Assets — 100.0% .............................. $ 122,679,857

Schedule of Investments
(continued)
June 30, 2026
BlackRock International Select Equity Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
06/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ — $ — $ — $ — — $ 166
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 390,906 13,177
(c)
— — — 404,083 404,083 15,372 —
$ — $ — $ 404,083 $ 15,538 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
Represents net amount purchased (sold).

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
June 30, 2026
BlackRock International Select Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (88,656) $ — $ — $ — $ (88,656)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,168,020
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria .............................................. $ — $ 3,986,229 $ — $ 3,986,229
Belgium ............................................. — 2,071,349 — 2,071,349
Denmark ............................................. — 1,423,841 — 1,423,841
Finland .............................................. — 1,584,987 — 1,584,987
France .............................................. — 10,697,594 — 10,697,594
Germany ............................................ — 12,710,006 — 12,710,006
Ireland .............................................. — 3,819,018 — 3,819,018
Italy ................................................ — 9,030,281 — 9,030,281
Japan ............................................... — 22,988,824 — 22,988,824
Netherlands ........................................... — 16,602,769 — 16,602,769
Norway .............................................. 1,580,958 — — 1,580,958
Singapore ............................................ 822,509 — — 822,509
Spain ............................................... — 2,609,182 — 2,609,182
Sweden ............................................. — 2,109,068 — 2,109,068
Switzerland ........................................... — 9,048,919 — 9,048,919
Taiwan .............................................. — 6,074,552 — 6,074,552
United Kingdom ........................................ — 9,310,767 — 9,310,767
United States .......................................... 2,321,472 1,422,261 — 3,743,733
Short-Term Securities
Money Market Funds ...................................... 404,083 — — 404,083
$ 5,129,022 $ 115,489,647 $ — $ 120,618,669

Statements of Assets and Liabilities
June 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage
Global Fund,
Inc.
BlackRock
International
Select Equity
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 599,956,611 $ 120,214,586
Investments, at value — affiliated
(c)
........................................................................... 8,550,843 404,083
Cash .............................................................................................. 4,121 9,519
Cash pledged:
Futures contracts ..................................................................................... 595,000 —
Foreign currency, at value
(d)
................................................................................ 3,976,139 1,729,044
Receivables: – –
Investment s sold ..................................................................................... 4,551,967 573,471
Securities lending income — affiliated ....................................................................... 1,626 —
Capital shares sold .................................................................................... 1,787,908 4,544
Dividends — unaffiliated ................................................................................ 1,142,484 189,255
Dividends — affiliated .................................................................................. 23,520 1,210
From the Manager .................................................................................... 41,638 5,039
Variation margin on futures contracts ........................................................................ 70,211 —
Prepaid e xpenses ...................................................................................... 93,843 63,051
Other assets .......................................................................................... 5,339 —
Total a ssets ..........................................................................................
620,801,250 123,193,802
LIABILITIES
Collateral on securities loaned .............................................................................. 206,573 —
Payables: – –
Investments purchased ................................................................................. 4,131,141 —
Accounting services fees ................................................................................ 9,836 8,920
Capital shares redeemed ................................................................................ 74,462 185,486
Custodian fees ....................................................................................... 35,002 7,594
Foreign taxes ........................................................................................ 5,915 —
Interest expense ..................................................................................... 484 76
Investment advisory fees ................................................................................ 330,430 61,347
Directors' and Officer's fees .............................................................................. 690 549
Other affiliate fees .................................................................................... 378 —
Printing and postage fees ............................................................................... 58,037 31,291
Professional fees ..................................................................................... 42,435 129,505
Service and distribution fees .............................................................................. 72,052 15,824
Transfer agent fees ................................................................................... 203,210 26,757
Other accrued expenses ................................................................................ 32,247 20,362
Variation margin on futures contracts ........................................................................ 125 26,234
Total li abilities .........................................................................................
5,203,017 513,945
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 615,598,233 $ 122,679,857
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 391,535,128 $ 83,124,948
Accumulated earnings ................................................................................... 224,063,105 39,554,909
NET ASSETS .........................................................................................
$ 615,598,233 $ 122,679,857
(a)
  Investments, at cost — unaffiliated ................................................................... $ 436,254,190 $ 89,441,734
(b)
  Securities loaned, at value ........................................................................ $ 206,141 $ —
(c)
  Investments, at cost — affiliated ..................................................................... $ 8,550,841 $ 404,083
(d)
  Foreign currency, at cost ......................................................................... $ 4,044,593 $ 1,729,047

Statements of Assets and Liabilities
(continued)
June 30, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Advantage
Global Fund, Inc.
BlackRock
International
Select Equity
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 218,975,218 $ 40,154,085
Shares outstanding ...................................................................................
6,254,769 1,624,080
Net asset value .....................................................................................
$ 35.01 $ 24.72
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor A
Net assets .........................................................................................
$ 343,067,673 $ 77,783,049
Shares outstanding ...................................................................................
10,677,886 3,237,800
Net asset value .....................................................................................
$ 32.13 $ 24.02
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor C
Net assets .........................................................................................
$ 3,164,812 $ 1,046,800
Shares outstanding ...................................................................................
136,851 69,756
Net asset value .....................................................................................
$ 23.13 $ 15.01
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class K
Net assets .........................................................................................
$ 45,991,337 $ 3,277,048
Shares outstanding ...................................................................................
1,313,110 132,794
Net asset value .....................................................................................
$ 35.02 $ 24.68
Shares authorized ...................................................................................
2.0 billion Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class R
Net assets .........................................................................................
$ 4,399,193 $ 418,875
Shares outstanding ...................................................................................
162,567 24,946
Net asset value .....................................................................................
$ 27.06 $ 16.79
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10

Statements of Operations
Year Ended June 30, 2026

Statements of Operations
See notes to financial statements.
BlackRock
Advantage Global
Fund, Inc.
BlackRock
International
Select Equity
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 16,638,228 $ 2,324,216
Dividends — affiliated ............................................................................... 277,366 15,372
Interest — unaffiliated ............................................................................... 21,380 12,084
Securities lending income — affiliated — net ............................................................... 5,788 166
Foreign taxes withheld .............................................................................. (1,136,079) (225,926)
Foreign withholding tax claims ......................................................................... 108,311 2,098
Total investment income ...............................................................................
15,914,994 2,128,010
EXPENSES
Investment advisory ................................................................................ 3,556,354 860,946
Service and distribution — class specific .................................................................. 836,691 193,821
Transfer agent — class specific ........................................................................ 805,975 121,469
Professional ..................................................................................... 197,961 270,566
Printing and postage ............................................................................... 75,067 62,993
Custodian ....................................................................................... 68,611 38,420
Registration ..................................................................................... 67,636 67,737
Accounting services ................................................................................ 50,975 32,774
Directors and Officer ............................................................................... 10,654 8,080
Miscellaneous .................................................................................... 50,711 25,451
Total expenses excluding interest expense ...................................................................
5,720,635 1,682,257
Interest expense .................................................................................. 3,118 2,607
Total e xpenses .....................................................................................
5,723,753 1,684,864
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (507,250) (448,568)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (554,842) (65,752)
Total ex penses after fees waived and/or reimbursed ............................................................
4,661,661 1,170,544
Net investment income ................................................................................
11,253,333 957,466
REALIZED AND UNREALIZED GAIN (LOSS) $ 134,861,198 $ 11,252,034
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ 72,825,686 $ 12,787,791
Investments — affiliated ........................................................................... (65) —
Foreign currency transactions ....................................................................... (175,747) (80,275)
Futures contracts ................................................................................ 1,880,027 (88,656)
74,529,901 12,618,860
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 60,643,130 (1,357,795)
Investments — affiliated ........................................................................... 2 —
Foreign currency translations ........................................................................ (108,130) (9,031)
Futures contracts ................................................................................ (203,705) —
60,331,297 (1,366,826)
Net realized and unrealized gain .........................................................................
134,861,198 11,252,034
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 146,114,531 $ 12,209,500

Statements of Changes in Net Assets

2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Advantage Global Fund, Inc. BlackRock International Select Equity Fund
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/26
Year Ended
06/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 11,253,333 $ 4,885,124 $ 957,466 $ 539,954
Net realized gain ................................................ 74,529,901 36,245,135 12,618,860 23,637,763
Net change in unrealized appreciation (depreciation) ........................ 60,331,297 16,313,435 (1,366,826) (5,887,564)
Net increase in net assets resulting from operations ...........................
146,114,531 57,443,694 12,209,500 18,290,153
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (12,885,466) (7,995,890) (3,993,440) (377,300)
Investor A .................................................... (25,928,930) (36,823,700) (8,049,117) (777,864)
Investor C .................................................... (248,104) (396,309) (154,527) (14,125)
Class K ...................................................... (2,679,405) (3,539,209) (370,922) (31,699)
Class R ...................................................... (350,386) (409,531) (54,741) (4,673)
Decrease in net assets resulting from distributions to shareholders .................
(42,092,291) (49,164,639) (12,622,747) (1,205,661)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
38,267,702 82,497,163 3,583,058 (4,980,529)
NET ASSETS
Total increase in net assets ........................................... 142,289,942 90,776,218 3,169,811 12,103,963
Beginning of year ..................................................
473,308,291 382,532,073 119,510,046 107,406,083
End of year ......................................................
$ 615,598,233 $ 473,308,291 $ 122,679,857 $ 119,510,046
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Global Fund, Inc.
Institutional
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year .............................
$ 28.89  $ 28.62  $ 23.77  $ 20.70  $ 28.57
Net investment income
(a)
...................................
0 .72  0 .41  0 .28  0 .38  0 .33
Net realized and unrealized gain (loss) ..........................
7 .93  3 .58  4 .93  3 .08  ( 4 .04 )
Net increase (decrease) from investment operations .................. 8.65  3.99  5.21  3.46  (3.71)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .43 ) ( 0 .38 ) ( 0 .36 ) ( 0 .39 ) ( 0 .33 )
From net realized gain ..................................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .83 )
Total distributions .......................................... (2.53) (3.72) (0.36) (0.39) (4.16)
Net asset value, end of year ................................. $ 35.01  $ 28.89  $ 28.62  $ 23.77  $ 20.70
Total Return
(c)
Based on net asset value .................................... 31.50% 14.73% 22.20%
(d)
16.94% (15.52)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.94% 0.94% 0.98% 1.12% 1.10%
Total expenses after fees waived and/or reimbursed ..................
0.71% 0.71% 0.71% 0.71% 0.71%
Net investment income .....................................
2.28% 1.48% 1.12% 1.75% 1.33%
Supplemental Data
Net assets, end of year (000) .................................. $ 218,975  $ 155,176  $ 65,667  $ 56,145  $ 62,236
Portfolio turnover rate ....................................... 143% 160% 152% 102% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.12%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Advantage Global Fund, Inc.
Investor A
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year .............................
$ 26.71  $ 26.71  $ 22.24  $ 19.39  $ 27.02
Net investment income
(a)
...................................
0 .57  0 .27  0 .20  0 .31  0 .27
Net realized and unrealized gain (loss) ..........................
7 .31  3 .38  4 .60  2 .88  ( 3 .80 )
Net increase (decrease) from investment operations .................. 7.88  3.65  4.80  3.19  (3.53)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .36 ) ( 0 .31 ) ( 0 .33 ) ( 0 .34 ) ( 0 .27 )
From net realized gain ..................................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .83 )
Total distributions .......................................... (2.46) (3.65) (0.33) (0.34) (4.10)
Net asset value, end of year ................................. $ 32.13  $ 26.71  $ 26.71  $ 22.24  $ 19.39
Total Return
(c)
Based on net asset value .................................... 31.14% 14.48% 21.87%
(d)
16.65% (15.73)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.15% 1.20% 1.26% 1.41% 1.40%
Total expenses after fees waived and/or reimbursed ..................
0.96% 0.96% 0.96% 0.96% 0.96%
Net investment income .....................................
1.96% 1.05% 0.85% 1.51% 1.14%
Supplemental Data
Net assets, end of year (000) .................................. $ 343,068  $ 280,951  $ 287,093  $ 274,647  $ 264,270
Portfolio turnover rate ....................................... 143% 160% 152% 102% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.78%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Global Fund, Inc.
Investor C
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year .............................
$ 19.87  $ 20.74  $ 17.42  $ 15.24  $ 22.06
Net investment income
(a)
...................................
0 .27  0 .05  0 .02  0 .12  0 .06
Net realized and unrealized gain (loss) ..........................
5 .33  2 .58  3 .58  2 .26  ( 2 .97 )
Net increase (decrease) from investment operations .................. 5.60  2.63  3.60  2.38  (2.91)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .24 ) ( 0 .16 ) ( 0 .28 ) ( 0 .20 ) ( 0 .14 )
From net realized gain ..................................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .77 )
Total distributions .......................................... (2.34) (3.50) (0.28) (0.20) (3.91)
Net asset value, end of year ................................. $ 23.13  $ 19.87  $ 20.74  $ 17.42  $ 15.24
Total Return
(c)
Based on net asset value .................................... 30.21% 13.61% 20.91%
(d)
15.78% (16.36)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.95% 2.06% 2.10% 2.20% 2.19%
Total expenses after fees waived and/or reimbursed ..................
1.71% 1.71% 1.71% 1.71% 1.71%
Net investment income .....................................
1.27% 0.27% 0.10% 0.76% 0.31%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,165  $ 2,053  $ 2,473  $ 2,620  $ 3,795
Portfolio turnover rate ....................................... 143% 160% 152% 102% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 20.86%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Advantage Global Fund, Inc.
Class K
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year .............................
$ 28.91  $ 28.63  $ 23.78  $ 20.71  $ 28.58
Net investment income
(a)
...................................
0 .74  0 .39  0 .27  0 .39  0 .36
Net realized and unrealized gain (loss) ..........................
7 .91  3 .62  4 .95  3 .08  ( 4 .05 )
Net increase (decrease) from investment operations .................. 8.65  4.01  5.22  3.47  (3.69)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .44 ) ( 0 .39 ) ( 0 .37 ) ( 0 .40 ) ( 0 .35 )
From net realized gain ..................................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .83 )
Total distributions .......................................... (2.54) (3.73) (0.37) (0.40) (4.18)
Net asset value, end of year ................................. $ 35.02  $ 28.91  $ 28.63  $ 23.78  $ 20.71
Total Return
(c)
Based on net asset value .................................... 31.50% 14.82% 22.22%
(d)
16.99% (15.46)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.76% 0.82% 0.84% 0.98% 1.00%
Total expenses after fees waived and/or reimbursed ..................
0.66% 0.66% 0.66% 0.66% 0.66%
Net investment income .....................................
2.33% 1.39% 1.10% 1.81% 1.45%
Supplemental Data
Net assets, end of year (000) .................................. $ 45,991  $ 31,024  $ 24,606  $ 56,522  $ 49,643
Portfolio turnover rate ....................................... 143% 160% 152% 102% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.05%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Global Fund, Inc.
Class R
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year .............................
$ 22.84  $ 23.35  $ 19.51  $ 17.05  $ 24.24
Net investment income
(a)
...................................
0 .42  0 .19  0 .12  0 .22  0 .18
Net realized and unrealized gain (loss) ..........................
6 .20  2 .90  4 .04  2 .53  ( 3 .33 )
Net increase (decrease) from investment operations .................. 6.62  3.09  4.16  2.75  (3.15)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .30 ) ( 0 .26 ) ( 0 .32 ) ( 0 .29 ) ( 0 .21 )
From net realized gain ..................................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .83 )
Total distributions .......................................... (2.40) (3.60) (0.32) (0.29) (4.04)
Net asset value, end of year ................................. $ 27.06  $ 22.84  $ 23.35  $ 19.51  $ 17.05
Total Return
(c)
Based on net asset value .................................... 30.83% 14.15% 21.59%
(d)
16.34% (15.94)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.53% 1.54% 1.60% 1.76% 1.82%
Total expenses after fees waived and/or reimbursed ..................
1.21% 1.21% 1.21% 1.21% 1.21%
Net investment income .....................................
1.70% 0.87% 0.61% 1.25% 0.85%
Supplemental Data
Net assets, end of year (000) .................................. $ 4,399  $ 4,105  $ 2,693  $ 2,283  $ 2,506
Portfolio turnover rate ....................................... 143% 160% 152% 102% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.49%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock International Select Equity Fund
Institutional
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year ..............................
$ 24.81  $ 21.20  $ 19.23  $ 14.70  $ 20.34
Net investment income
(a)
....................................
0 .23  0 .15  0 .25  0 .24  0 .13
Net realized and unrealized gain (loss) ...........................
2 .24  3 .73  1 .96  4 .41  ( 5 .77 )
Net increase (decrease) from investment operations ................... 2.47  3.88  2.21  4.65  (5.64)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .26 ) ( 0 .27 ) ( 0 .24 ) ( 0 .12 ) —
From net realized gain ...................................... ( 2 .30 ) —  —  —  —
Total distributions ........................................... (2.56) (0.27) (0.24) (0.12) —
Net asset value, end of year .................................. $ 24.72  $ 24.81  $ 21.20  $ 19.23  $ 14.70
Total Return
(c)
Based on net asset value ..................................... 11.19% 18.52% 11.65% 31.80% (27.73)%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.29% 1.32% 1.27% 1.48% 1.17%
Total expenses after fees waived and/or reimbursed ...................
0.85% 0.95% 1.09% 1.31% 1.10%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
0.85% 0.94% 1.04% 1.04% 1.09%
Net investment income ......................................
1.01% 0.69% 1.29% 1.43% 0.65%
Supplemental Data
Net assets, end of year (000) ................................... $ 40,154  $ 37,980  $ 31,712  $ 34,272  $ 25,025
Portfolio turnover rate ........................................ 84% 89% 32% 37% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Select Equity Fund
Investor A
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year ..............................
$ 24.17  $ 20.69  $ 18.80  $ 14.37  $ 19.93
Net investment income
(a)
....................................
0 .16  0 .09  0 .21  0 .18  0 .09
Net realized and unrealized gain (loss) ...........................
2 .20  3 .63  1 .90  4 .33  ( 5 .65 )
Net increase (decrease) from investment operations ................... 2.36  3.72  2.11  4.51  (5.56)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .21 ) ( 0 .24 ) ( 0 .22 ) ( 0 .08 ) —
From net realized gain ...................................... ( 2 .30 ) —  —  —  —
Total distributions ........................................... (2.51) (0.24) (0.22) (0.08) —
Net asset value, end of year .................................. $ 24.02  $ 24.17  $ 20.69  $ 18.80  $ 14.37
Total Return
(c)
Based on net asset value ..................................... 10.96% 18.18% 11.36% 31.49% (27.90)%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.55% 1.54% 1.50% 1.71% 1.40%
Total expenses after fees waived and/or reimbursed ...................
1.10% 1.20% 1.34% 1.56% 1.33%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
1.10% 1.19% 1.29% 1.29% 1.32%
Net investment income ......................................
0.75% 0.43% 1.08% 1.07% 0.48%
Supplemental Data
Net assets, end of year (000) ................................... $ 77,783  $ 76,535  $ 71,961  $ 71,692  $ 59,981
Portfolio turnover rate ........................................ 84% 89% 32% 37% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock International Select Equity Fund
Investor C
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year ..............................
$ 16.05  $ 13.87  $ 12.73  $ 9.76  $ 13.63
Net investment income (loss)
(a)
................................
0 .01  ( 0 .05 ) 0 .04  0 .04  ( 0 .06 )
Net realized and unrealized gain (loss) ...........................
1 .36  2 .42  1 .28  2 .93  ( 3 .81 )
Net increase (decrease) from investment operations ................... 1.37  2.37  1.32  2.97  (3.87)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .11 ) ( 0 .19 ) ( 0 .18 ) —  —
From net realized gain ...................................... ( 2 .30 ) —  —  —  —
Total distributions ........................................... (2.41) (0.19) (0.18) —  —
Net asset value, end of year .................................. $ 15.01  $ 16.05  $ 13.87  $ 12.73  $ 9.76
Total Return
(c)
Based on net asset value ..................................... 10.18% 17.34% 10.52% 30.43% (28.39)%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
2.45% 2.47% 2.34% 2.44% 2.17%
Total expenses after fees waived and/or reimbursed ...................
1.85% 1.95% 2.09% 2.32% 2.10%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
1.85% 1.94% 2.03% 2.02% 2.09%
Net investment income (loss) ..................................
0.05% (0.32)% 0.33% 0.36% (0.45)%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,047  $ 1,077  $ 1,173  $ 1,267  $ 1,055
Portfolio turnover rate ........................................ 84% 89% 32% 37% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Select Equity Fund
Class K
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year ..............................
$ 24.76  $ 21.16  $ 19.19  $ 14.69  $ 20.30
Net investment income
(a)
....................................
0 .23  0 .19  0 .35  0 .23  0 .16
Net realized and unrealized gain (loss) ...........................
2 .26  3 .68  1 .87  4 .42  ( 5 .77 )
Net increase (decrease) from investment operations ................... 2.49  3.87  2.22  4.65  (5.61)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .27 ) ( 0 .27 ) ( 0 .25 ) ( 0 .15 ) —
From net realized gain ...................................... ( 2 .30 ) —  —  —  —
Total distributions ........................................... (2.57) (0.27) (0.25) (0.15) —
Net asset value, end of year .................................. $ 24.68  $ 24.76  $ 21.16  $ 19.19  $ 14.69
Total Return
(c)
Based on net asset value ..................................... 11.31% 18.54% 11.71% 31.81% (27.64)%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.22% 1.23% 1.15% 1.37% 1.08%
Total expenses after fees waived and/or reimbursed ...................
0.80% 0.89% 1.03% 1.25% 1.01%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
0.80% 0.88% 0.98% 0.99% 1.00%
Net investment income ......................................
1.03% 0.87% 1.77% 1.40% 0.83%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,277  $ 3,562  $ 2,256  $ 1,098  $ 886
Portfolio turnover rate ........................................ 84% 89% 32% 37% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock International Select Equity Fund
Class R
Year Ended
06/30/26
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Net asset value, beginning of year ..............................
$ 17.68  $ 15.22  $ 13.91  $ 10.61  $ 14.79
Net investment income (loss)
(a)
................................
0 .08  0 .03  0 .12  0 .12  ( 0 .06 )
Net realized and unrealized gain (loss) ...........................
1 .52  2 .66  1 .40  3 .18  ( 4 .12 )
Net increase (decrease) from investment operations ................... 1.60  2.69  1.52  3.30  (4.18)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .19 ) ( 0 .23 ) ( 0 .21 ) —  —
From net realized gain ...................................... ( 2 .30 ) —  —  —  —
Total distributions ........................................... (2.49) (0.23) (0.21) —  —
Net asset value, end of year .................................. $ 16.79  $ 17.68  $ 15.22  $ 13.91  $ 10.61
Total Return
(c)
Based on net asset value ..................................... 10.65% 17.96% 11.09% 31.10% (28.26)%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.99% 1.95% 1.92% 2.20% 1.91%
Total expenses after fees waived and/or reimbursed ...................
1.35% 1.45% 1.59% 1.82% 1.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
1.35% 1.44% 1.53% 1.54% 1.83%
Net investment income (loss) ..................................
0.54% 0.20% 0.88% 0.96% (0.41)%
Supplemental Data
Net assets, end of year (000) ................................... $ 419  $ 357  $ 304  $ 279  $ 195
Portfolio turnover rate ........................................ 84% 89% 32% 37% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Advantage Global Fund, Inc., (the “Corporation”) and BlackRock International Select Equity Fund (the “Trust”) are each registered under the Investment Company
Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R
Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class
R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Advantage Global Fund, Inc. ......................................... Advantage Global Diversified
BlackRock International Select Equity Fund ....................................... International Select Equity Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s  financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay

Notes to Financial Statements
(continued)

Notes to Financial Statements
from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.
exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Advantage Global
J.P. Morgan Securities LLC ...................... $ 186,524 $ (186,009) $ — $ 515
Morgan Stanley .............................. 19,617 (19,617) — —
$ 206,141 $ (205,626) $ — $ 515
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Funds subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to International Select Equity, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The
Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by International Select Equity to the Manager.
Service and Distribution Fees: The Funds entered into a Distribution Agreement and a Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended June 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended June 30, 2026, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended June 30, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  June 30, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the year ended June 30, 2026, affiliates received CDSCs as follows:
Investment Advisory Fees
Average Daily Net Assets Advantage Global
International Select
Equity
First $1 billion ........................................................................................... 0.66% 0.75%
$1 billion - $3 billion ....................................................................................... 0.62 0.71
$3 billion - $5 billion ....................................................................................... 0.59 0.68
$5 billion - $10 billion ...................................................................................... 0.57 0.65
Greater than $10 billion ..................................................................................... 0.56 0.64
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25
Fund Name Investor A Investor C Class R Total
Advantage Global ..................................................................... $ 791,454 $ 24,792 $ 20,445 $ 836,691
International Select Equity ................................................................ 183,060 8,807 1,954 193,821
Fund Name Institutional Investor A Investor C Class K Class R Total
Advantage Global ..................................................... $ 503 $ 5,659 $ 368 $ 72 $ 89 $ 6,691
International Select Equity ................................................ 1,244 3,237 138 22 31 4,672
Fund Name Institutional Investor A Investor C Class K Class R Total
Advantage Global ..................................................... $ 322,711 $ 465,214 $ 4,712 $ 2,202 $ 11,136 $ 805,975
International Select Equity ................................................ 36,426 80,953 2,184 729 1,177 121,469
Fund Name Other Fees
Advantage Global ........................................................................................................ $ 5,768
International Select Equity ................................................................................................... 768
Fund Name Investor A Investor C
Advantage Global ............................................................................................. $ – $ 233
International Select Equity ........................................................................................ 311 10

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Funds, as defined in the 1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended June 30, 2026 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended June 30, 2026, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statements of Operations. For the year ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Advantage Global ........................................................................................................ $ 5,784
International Select Equity ................................................................................................... 329
Fund Name Institutional Investor A Investor C Class K Class R
Advantage Global .......................................................... 0.71% 0.96% 1.71% 0.66% 1.21%
International Select Equity ..................................................... 0.85 1.10 1.85 0.80 1.35
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Advantage Global .......................................................................................................... $ 501,466
International Select Equity ..................................................................................................... 448,239
Fund Name/Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Advantage Global
Institutional ....................................................................................................... $ 233,154
Investor A ........................................................................................................ 306,923
Investor C ........................................................................................................ 3,472
Class K ......................................................................................................... 2,202
Class R ......................................................................................................... 9,091
$ 554,842
International Select Equity
Institutional ....................................................................................................... 17,956
Investor A ........................................................................................................ 44,342
Investor C ........................................................................................................ 1,744
Class K ......................................................................................................... 729
Class R ......................................................................................................... 981
$ 65,752

Notes to Financial Statements
(continued)

Notes to Financial Statements
market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2026, Advantage Global retained 81% of securities lending income (which excluded collateral investment fees) and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specific threshold, the Fund would retain for the remainder of that calendar year 84% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for International Select Equity for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
June 30, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended June 30, 2026, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial
Fund Name Amounts
Advantage Global ........................................................................................................ $ 1,290
International Select Equity ................................................................................................... 30
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Global ..................................................................... $ 136,168,082 $ 136,023,027 $ 14,941,655
International Select Equity ................................................................ 1,462,937 40,652 (1,439)
Other Securities
Fund Name Purchases Sales
Advantage Global ..................................................................................... $ 761,868,804 $ 758,103,300
International Select Equity ................................................................................ 93,816,520 102,975,760

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions in connection with fund share redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of June 30, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain future and foreign currency exchange contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Each of the Trust and the Corporation on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or
(c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended June 30, 2026, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
International Select Equity ..................................................................... $ 348,513 $ (348,513)
Fund Name
Year Ended
06/30/26
Year Ended
06/30/25
Advantage Global
Ordinary income ...................................................................................... $ 24,378,124 $ 14,995,078
Long-term capital gains ................................................................................. 17,714,167 34,169,561
$ 42,092,291 $ 49,164,639
International Select Equity
Ordinary income ...................................................................................... $ 1,105,799 $ 1,205,661
Long-term capital gains ................................................................................. 11,516,948 —
$ 12,622,747 $ 1,205,661
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
Advantage Global .......................................................... $ 39,745,976 $ 24,339,681 $ 159,977,448 $ 224,063,105
International Select Equity ..................................................... 572,206 8,317,490 30,665,213 39,554,909
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Global ................................................. $ 448,454,750 $ 173,639,999 $ (13,604,617) $ 160,035,382
International Select Equity ........................................... 89,958,117 33,513,914 (2,853,553) 30,660,361

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be,

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
06/30/26
Year Ended
06/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Advantage Global
Institutional
Shares sold ..........................................
1,721,319 $ 55,464,509 4,673,940 $ 125,753,188
Shares issued in reinvestment of distributions .....................
420,530 12,510,757 273,252 7,443,385
Shares redeemed ......................................
(1,257,561) (39,996,185) (1,871,345) (51,387,479)
884,288 $ 27,979,081 3,075,847 $ 81,809,094
Investor A
Shares sold and automatic conversion of shares ....................
1,242,498 $ 36,013,959 442,585 $ 11,458,394
Shares issued in reinvestment of distributions .....................
870,300 23,794,001 1,330,479 33,541,369
Shares redeemed ......................................
(1,954,401) (57,442,963) (2,001,839) (51,550,090)
158,397 $ 2,364,997 (228,775) $ (6,550,327)
Investor C
Shares sold ..........................................
56,650 $ 1,213,678 14,753 $ 288,688
Shares issued in reinvestment of distributions .....................
12,556 248,104 21,035 396,309
Shares redeemed and automatic conversion of shares ...............
(35,640) (759,808) (51,734) (994,515)
33,566 $ 701,974 (15,946) $ (309,518)
Class K
Shares sold ..........................................
382,256 $ 12,427,701 307,126 $ 8,677,399
Shares issued in reinvestment of distributions .....................
90,064 2,679,405 129,927 3,539,209
Shares redeemed ......................................
(232,475) (7,417,684) (223,255) (6,035,725)
239,845 $ 7,689,422 213,798 $ 6,180,883
Class R
Shares sold ..........................................
20,243 $ 498,832 80,139 $ 1,707,007
Shares issued in reinvestment of distributions .....................
15,194 350,386 18,969 409,531
Shares redeemed ......................................
(52,580) (1,316,990) (34,740) (749,507)
(17,143) $ (467,772) 64,368 $ 1,367,031
1,298,953 $ 38,267,702 3,109,292 $ 82,497,163
International Select Equity
Institutional
Shares sold ..........................................
124,078 $ 2,792,156 195,815 $ 4,503,485
Shares issued in reinvestment of distributions .....................
121,292 2,740,579 15,740 329,132
Shares redeemed ......................................
(152,388) (3,467,561) (176,538) (3,814,000)
92,982 $ 2,065,174 35,017 $ 1,018,617
Investor A
Shares sold and automatic conversion of shares ....................
197,467 $ 4,407,000 86,651 $ 1,917,380
Shares issued in reinvestment of distributions .....................
302,536 6,654,265 30,956 631,816
Shares redeemed ......................................
(428,100) (9,409,428) (430,151) (9,123,647)
71,903 $ 1,651,837 (312,544) $ (6,574,451)
Investor C
Shares sold ..........................................
26,985 $ 355,859 24,490 $ 353,130
Shares issued in reinvestment of distributions .....................
10,993 154,527 1,038 14,122
Shares redeemed and automatic conversion of shares ...............
(35,289) (492,848) (43,033) (610,874)
2,689 $ 17,538 (17,505) $ (243,622)
Class K
Shares sold ..........................................
67,228 $ 1,518,192 55,138 $ 1,208,110
Shares issued in reinvestment of distributions .....................
15,072 339,913 1,362 28,422
Shares redeemed ......................................
(93,335) (2,085,556) (19,298) (420,468)
(11,035) $ (227,451) 37,202 $ 816,064

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of June 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 12,070 Class K Shares of International Select Equity.
12. Foreign Withholdings Tax Claims
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of Advantage Global and International Select Equity is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of June 30, 2026 and have not been recorded in the applicable Fund's net asset value. The recognition by the Fund(s) of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund's NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
During the year ended June 30, 2025, International Select Equity filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal years June
30, 2023, and June 30, 2024, and the related tax compliance fee, including interest, was paid to the IRS.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
06/30/26
Year Ended
06/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Class R
Shares sold ..........................................
4,472 $ 70,092 1,585 $ 24,625
Shares issued in reinvestment of distributions .....................
3,531 54,741 312 4,673
Shares redeemed ......................................
(3,240) (48,873) (1,682) (26,435)
4,763 $ 75,960 215 $ 2,863
161,302 $ 3,583,058 (257,615) $ (4,980,529)

Report of Independent Registered Public Accounting Firm
2026
BlackRock Annual Financial Statements and Additional Information

To the Shareholders and the Board of Directors/Trustees of BlackRock Advantage Global Fund, Inc. and BlackRock International Select Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Global Fund, Inc. and BlackRock International Select Equity Fund (the
“Funds”), including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended June 30, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended June 30, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended June 30, 2026:
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended June 30, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
June 30, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended June 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended June 30, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended June 30, 2026:
Fund Name
Qualified Dividend
Income
Advantage Global .................................................................................................. $ 13,242,641
International Select Equity ............................................................................................. 2,306,363
Fund Name
Qualified Business
Income
Advantage Global .................................................................................................. $ 57,104
Fund Name
20% Rate Long-Term
Capital Gain Dividends
Advantage Global .................................................................................................. $ 17,714,167
International Select Equity ............................................................................................. 11,753,527
Fund Name
Foreign Source
Income Earned
Foreign
Taxes Paid
International Select Equity .......................................................................... $ 1,124,377 $ 192,783
Fund Name Federal Obligation Interest
Advantage Global .................................................................................................. $ 99,428
International Select Equity ............................................................................................. 3,366
Fund Name
Dividends-Received
Deduction
Advantage Global .................................................................................................. 8 .92%
International Select Equity ............................................................................................. 4 .28
Fund Name Interest Dividends
Advantage Global .................................................................................................. $ 209,532
International Select Equity ............................................................................................. 11,936
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
Advantage Global ............................................................................... $ 206,136 $ 17,851,856
International Select Equity .......................................................................... 7,661 —

Additional Information
2026
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and Trust is paid by the Corporation and Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
(a)
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock International Select Equity Fund.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
2026
BlackRock Annual Financial Statements and Additional Information

The Board of Trustees of BlackRock International Select Equity Fund (“International Select Equity Fund”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “International Select Equity Fund Advisory Agreement”) between International Select Equity Fund and
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board of Trustees of International Select Equity Fund also considered the approval to continue the sub-advisory agreement (the “International Select Equity Fund Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”),
with respect to International Select Equity Fund.
The Board of Directors of BlackRock Advantage Global Fund, Inc. (“Advantage Global Fund”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Advantage Global Fund Advisory Agreement”) between Advantage Global Fund and the Manager, the Fund’s investment advisor.
International Select Equity Fund and Advantage Global Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Manager and the
Sub-Advisor are referred to herein as “BlackRock.” The International Select Equity Fund Advisory Agreement, the International Select Equity Fund Sub-Advisory Agreement
and the Advantage Global Fund Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of International Select Equity Fund and the Board of Directors of Advantage Global Fund are referred to herein individually as the “Board” and collectively as the
“Boards” and the members are referred to as “Board Members”; and (b) the meeting held on April 22, 2026 is referred to as the “April Meeting” and the meetings held on May
19-20, 2026 are referred to as the “May Meeting.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the pertinent
Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the pertinent Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. Each Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. Each Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, each Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also provided additional information to each
Board in response to specific questions and requests from the Board. Among the matters each Board considered were: (a) investment performance for one-year, three-
year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j)
BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, each Board received and reviewed materials specifically relating to the renewal of the Agreements. The
Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to each
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May
Meeting, and such responses were reviewed by the Board Members.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of each Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Boards evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, each Board compared each Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. Each Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Fund’s Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Boards also considered the operation of BlackRock’s business continuity plans.
The Board of International Select Equity Fund noted that the engagement of the Sub-Advisor with respect to International Select Equity Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit International Select Equity Fund and its shareholders.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the pertinent Fund throughout the year and at the
April Meeting. Each Board was provided with Fund performance reporting and analysis of the pertinent Fund, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, each Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Funds’ performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the pertinent Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
Each Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board of International Select Equity Fund noted that for the one-, three- and five-year periods reported, the International Select Equity Fund ranked in the third, second and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the International Select Equity Fund’s underperformance relative to its Performance Peers during the applicable period.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

The Board of Advantage Global Fund noted that for each of the one-, three- and five-year periods reported, Advantage Global Fund ranked in the first quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
Each Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the
Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards also noted that while they found the expense comparison provided by Broadridge generally useful, they recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. Each Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. Each
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. Each Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. Each Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
Each Board received and reviewed statements relating to BlackRock’s financial condition. Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. Each Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. Each Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of International Select Equity Fund noted that International Select Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to International Select Equity Fund’s Expense Peers. The Board
additionally noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of Advantage Global Fund noted that Advantage Global Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to Advantage Global Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The
Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the pertinent Fund in a variety of ways as the assets of the Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the pertinent Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Boards also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards considered BlackRock’s overall operations and its efforts to

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
expand the scale of, and improve the quality of, its operations. The Boards noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Boards also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of International Select Equity Fund, including the Independent Board Members, unanimously approved the continuation of the International Select Equity Fund
Advisory Agreement between the Manager and International Select Equity Fund, for a one-year term ending June 30, 2027, and the International Select Equity Fund Sub-
Advisory Agreement between the Manager and the Sub-Advisor, with respect to International Select Equity Fund, for a one-year term ending June 30, 2027.
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of Advantage Global Fund, including the Independent Board Members, unanimously approved the continuation of the Advantage Global Fund Advisory Agreement between the Manager and Advantage Global Fund for a one-year term ending June 30, 2027.
Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board
Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2026
BlackRock Annual Financial Statements and Additional Information

Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
MSCI Morgan Stanley Capital International
PJSC Public Joint Stock Company

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Advantage Global Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Advantage Global Fund, Inc.

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Advantage Global Fund, Inc.

Date: August 21, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Advantage Global Fund, Inc.

Date: August 21, 2026